Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases, Operating [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The Company determines if an arrangement is a lease at inception. Operating leases are off balance sheet arrangements with rent expense included in Cost of revenue and Selling, general and administrative in the consolidated statements of comprehensive income (loss). Future noncancelable operating lease commitments are as follows:

Year ended	Total
2022	$3,212
2023	3,027
2024	1,959
2025	1,253
2026	443
Thereafter	328

Total future lease payments	$10,222